Segment Reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment Reporting

Note 9 — Segment Reporting

FASB ASC Topic 280, “Segment Reporting,” establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise that engage in business activities from which it may recognize revenues and incur expenses, and for which separate financial information is available that is regularly evaluated by the Chief Operating Decision Maker (“CODM”), or group, in deciding how to allocate resources and assess performance. The Company’s CODM has been identified as the Chief Financial Officer, who reviews the assets, operating results, and financial metrics for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that there is only one reportable segment. The CODM assesses performance for the single segment and decides how to allocate resources based on net income or loss that also is reported on the accompanying consolidated statements of operations as net income or loss. The measure of segment assets is reported on the accompanying consolidated balance sheets as total assets. When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net income or loss and total assets, which include the following:

	December 31, 2025	December 31, 2024
Marketable securities and cash held in Trust Account	$307,617,399	$296,122,647
Cash	$2,469	$2,412,564

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
General and administrative costs	$3,938,049	$830,773
Interest income earned on marketable securities and cash held in Trust Account	$12,494,752	$9,622,647

The CODM reviews interest earned on the Trust Account to measure and monitor shareholder value and determine the most effective strategy of investment with the Trust Account funds while maintaining compliance with the Investment Management Trust Agreement, dated May 1, 2024, by and between the Company and Continental, as trustee. General and administrative costs are reviewed and monitored by the CODM to manage and forecast cash to ensure enough capital is available to complete a Business Combination or similar transaction within the Combination Period. The CODM also reviews general and administrative costs to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget. General and administrative costs, as reported on the accompanying consolidated statements of operations, are the significant segment expenses provided to the CODM on a regular basis. All other segment items included in net income or loss are reported on the accompanying consolidated statements of operations and described within their respective disclosures.